UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        November 15, 2010

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         60

Form 13F Information Table Value Total:         $683,913,301

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     6,554,842     75,595  Sole                 0    75,595
Altisource Portfolio  Soluti Com    L0175J104     7,811,687    250,857  Sole             2,000   248,857
American Eagle Outfitters    Com    02553E106     3,618,091    241,851  Sole                 0   241,851
American Express Company     Com    025816109     7,036,032    167,405  Sole                 0   167,405
AOL Inc.                     Com    00184X105     6,463,586    261,155  Sole             6,925   254,230
Bank of New York Mellon Corp Com    064058100    20,233,817    774,352  Sole           553,400   220,952
Barrick Gold Corp.           Com    067901108    22,974,422    496,315  Sole           292,700   203,615
BP Amoco PLC                 Com    0556222104      385,804      9,371  Sole             7,900     1,471
Broadridge Financial Solutio Com    11133T103    10,567,084    462,050  Sole           200,700   261,350
Capital One Financial        Com    14040H105     2,135,304     53,990  Sole                 0    53,990
Chevron Corp.                Com    166764100     6,953,199     85,789  Sole             1,250    84,539
Cisco Systems                Com    17275R102    19,280,125    880,371  Sole           426,600   453,771
Clearwire Corp.              Com    18538Q105    21,986,460  2,717,733  Sole         1,863,800   853,933
Cogent Communications Group  Com    19239V302     6,284,292    663,600  Sole           663,600         0
Corning Inc.                 Com    219350105    39,356,934  2,153,005  Sole         1,640,225   512,780
Covanta Holding Corp.        Com    22282E102     8,523,302    541,162  Sole           302,425   238,737
DDI Corp.                    Com    233162502     8,254,092    893,300  Sole           893,300         0
DirecTV Class A              Com    25490A101    12,729,705    305,782  Sole                 0   305,782
Dish Network Corp.           Com    25470M109    39,328,131  2,047,274  Sole         1,621,675   425,599
Domtar Inc.                  Com    257559203    35,640,928    551,888  Sole           363,100   188,788
Dragonwave Inc.              Com    26144M103     4,315,968    609,600  Sole           609,600         0
Dress Barn Inc.              Com    261570105     3,591,000    151,200  Sole                 0   151,200
Ebay Inc.                    Com    278642103    42,043,640  1,723,100  Sole         1,032,575   690,525
Fairchild Semiconductor      Com    303726103    48,839,091  5,195,648  Sole         3,962,800 1,232,848
Ferro Corp.                  Com    315405100       263,278     20,425  Sole            13,025     7,400
FiberTower Corp.             Com    31567R209       205,496     51,706  Sole                 0    51,706
First Marblehead Corp.       Com    320771108       377,700    161,410  Sole                 0   161,410
Gilead Science Inc.          Com    375558103    12,652,839    355,317  Sole           183,750   171,567
Goldman Sachs                Com    38141G104     6,345,183     43,887  Sole                 0    43,887
Google Inc.                  Com    38259P508    19,643,514     37,360  Sole            37,360         0
H & R Block Inc.             Com    093671105     4,278,680    330,400  Sole                 0   330,400
Intel Corp.                  Com    458140100     7,104,999    370,052  Sole            48,000   322,052
JP Morgan Chase & Co.        Com    46625H100    40,745,971  1,070,572  Sole           772,100   298,472
Knoll Inc                    Com    498904200     6,771,464    436,587  Sole             4,400   432,187
Knology Inc.                 Com    499183804    14,535,961  1,082,350  Sole           430,900   651,450
Liberty Media Corp. Liberty  Com    53071M708     2,014,323     31,023  Sole                 0    31,023
Mastercard Inc.              Com    57636Q104     4,808,160     21,465  Sole             3,355    18,110
Matrixx Initiatives Inc.     Com    57685L105        55,845     10,950  Sole            10,950         0
Merck & Co.                  Com    58933Y105     7,305,055    198,453  Sole                 0   198,453
Microsoft Corp.              Com    594918104     6,078,424    248,200  Sole             5,075   243,125
Municipal Mtg & Eqty         Com    62624B101        62,046    477,275  Sole                 0   477,275
NCR Corp.                    Com    62886E108     8,917,591    654,262  Sole           517,400   136,862
Newell Rubbermaid Inc.       Com    651229106    11,448,178    642,795  Sole           265,700   377,095
Nighthawk Radiology Inc.     Com    65411N105     7,026,677  1,101,360  Sole           572,800   528,560
Nokia Corp.                  Com    654902204     3,183,903    317,438  Sole                 0   317,438
Performance Technologies Inc Com    71376K102     3,507,053  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    37,927,886    730,647  Sole           544,725   185,922
PNC Financial Warrants       Com    693475121       129,442     12,200  Sole            12,200         0
Pro Shares Short Russell 200 Com    74347R826       228,528      6,025  Sole             6,025         0
Spartech Corp.               Com    847220209     4,275,842    520,809  Sole           516,409     4,400
Spectrum Control             Com    847615101     1,384,048     94,025  Sole                 0    94,025
Sprint Nextel                Com    852061100    26,977,234  5,826,616  Sole         3,976,700 1,849,916
Time Warner Cable Inc.       Com    88732J207     3,323,625     61,560  Sole                 0    61,560
Time Warner Inc.             Com    887317303    19,168,173    625,389  Sole           307,725   317,664
Tollgrade Communications     Com    889542106       338,778     46,218  Sole                 0    46,218
US Bancorp                   Com    902973304    18,047,253    834,748  Sole           393,100   441,648
Wal-Mart Stores              Com    931142103     5,994,539    112,006  Sole             3,200   108,806
Walt Disney Co.              Com    254687106     4,761,931    143,865  Sole                 0   143,865
Winn-Dixie Stores            Com    974280307     5,336,955    748,521  Sole           637,581   110,940
WSFS Financial               Com    929328102     3,779,191    100,752  Sole                 0   100,752

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